Goodwill (Key assumptions used for value-in-use calculations) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Growth rate used to extrapolate cash flow projections	0.00%
Yunhe Power (viii)
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 405	¥ 0
Pre-tax discount rate used in current estimate of value in use	8.98%	9.22%
Linyi Power
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 159	¥ 0
Pre-tax discount rate used in current estimate of value in use	9.00%	9.23%
Liaocheng Co-generation
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 66	¥ 0
Pre-tax discount rate used in current estimate of value in use	8.90%	9.18%
Yantai Power Plant
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 31	¥ 0
Pre-tax discount rate used in current estimate of value in use	7.85%	9.19%
Yichun Thermal Power
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 24	¥ 0
Pre-tax discount rate used in current estimate of value in use	8.35%	9.30%
Tuas Power
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 0	¥ 0
Market share ratio (as a percent)	19.30%	20.70%	21.10%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Pre-tax discount rate used in current estimate of value in use	8.40%	7.33%
Decrease 1% from management's estimates of future sales volume [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 279	¥ 322
Decrease 5% from management's estimates of future sales volume [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	1,723	2,930
Increase 1% from management's estimates of fuel price [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	488	170
Increase 5% from management's estimates of fuel price [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 2,588	¥ 1,829
Increase of 0.5% in pre-tax discount rate [member] | CGUs in Singapore
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in pre-tax discount rate	0.50%	0.50%
Decrease in the recoverable amount of the CGU due to increase in pre-tax discount rate	¥ 1,691	¥ 1,706